Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 7 – LEASES

As of September 30, 2025 and December 31, 2024, the Company holds a five-year lease for laboratory and office space. The lease has escalating contractual rent and variable rent components and the Company elected to separate the contractual and variable elements for valuing the operating lease liability and right-to-use asset. The lease does not have any options for extension or expansion. The Company recorded the following lease costs:

	For the three months ended September 30,		For the nine months ended September 30,	For the period from February 14, 2024 through September 30,	For the period from January 1, 2024 through February 13,
	2025	2024	2025	2024	2024
	(Successor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Operating leases:
Operating lease cost	$226,880	$229,331	$685,542	$585,702	$110,885
Variable operating lease cost	187,730	177,056	600,334	441,560	84,401
Total lease cost	$414,610	$406,387	$1,285,876	$1,027,262	$195,286

The right-of-use asset, net for the operating lease was recorded in the condensed consolidated balance sheets as follows:

	September 30,	December 31,
	2025	2024
	(Successor)	(Successor)
Right-of-use assets, net	$869,538	$1,464,367

The operating lease liability for the operating lease was recorded in the condensed consolidated balance sheets as follows:

	September 30,	December 31,
	2025	2024
	(Successor)	(Successor)
Operating lease liabilities, current	$931,023	$876,392
Operating lease liabilities, non-current	-	699,107
Total operating lease liabilities	$931,023	$1,575,499

Weighted-average remaining lease term of operating leases (in years)	1.00	1.75
Weighted-average discount rate for operating leases	9.60%	9.60%

The following table reconciles the undiscounted future minimum lease payments under the non-cancelable operating lease with terms of more than one year to the total operating lease liabilities recognized on the Company’s balance sheet as of September 30, 2025:

Maturity of the Company’s lease liabilities as of September 30, 2025 is as follows:

2025 (remainder of year)	$252,415
2026	726,394
Total lease payments	978,809
Less: imputed interest	(47,786)
Total lease liabilities	$931,023

NOTE 7 – Leases

As of December 31, 2024 and 2023, the Company holds a five-year lease for laboratory and office space. The lease has escalating contractual rent and variable rent components and the Company elected to separate the contractual and variable elements for valuing the operating lease liability and right-to-use asset. The lease does not have any options for extension or expansion. The Company recorded the following lease costs:

	For the period from February 14, 2024 through December 31, 2024 (Successor)	For the period from January 1, 2024 through February 13, 2024 (Predecessor)	For the year ended December 31, 2023 (Predecessor)
Operating leases:
Operating lease cost	$762,057	$152,887	$930,913
Variable operating lease cost	581,860	116,371	637,016
Total lease cost	$1,343,917	$269,258	$1,567,929

The right-of-use asset, net for the operating lease was recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Right-of-use assets, net	$1,464,367	$2,189,565

The operating lease liability for the operating lease was recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Operating lease liabilities, current	$876,392	$769,092
Operating lease liabilities, non-current	699,107	1,575,499
Total operating lease liabilities	$1,575,499	$2,344,591

Weighted-average remaining lease term of operating leases (in years)	1.75	2.75
Weighted-average discount rate for operating leases	9.60%	9.60%

The following table reconciles the undiscounted future minimum lease payments under the non-cancelable operating lease with terms of more than one year to the total operating lease liabilities recognized on the Company’s balance sheet as of December 31, 2024:

Maturity of the Company’s lease liabilities as of December 31, 2024 is as follows:

2025	$990,055
2026	726,394
Total lease payments	1,716,449
Less: imputed interest	(140,950)
Total lease liabilities	$1,575,499